PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of cash flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	$ 41,656	259,515	137,102	190,972	$ (1,845)	(11,493)	(8,418)	(16,765)
Net cash used in investing activities	(105,823)	(659,290)	(494,867)	(529,468)	(24,663)	(153,651)	8,108	(423,931)
Net cash generated from/(used in) financing activities	41,081	255,932	41,785	(154,933)	26,192	163,177	879	(145,574)
Exchange rate effect on cash	22	147	(725)	(8,027)	64	399	266	(6,736)
Net decrease in cash	(23,064)	(143,696)	(316,705)	(501,456)	(252)	(1,568)	835	(593,006)
Cash at beginning of year	35,164	219,078	535,783	1,037,239	1,424	8,869	8,034	601,040
Cash at end of year	12,100	75,382	219,078	535,783	1,172	7,301	8,869	8,034
Supplemental schedule of non-cash activities:
Conversion of Series A and Series B contingently redeemable convertible preferred shares to ordinary shares upon initial public offering